SUPPLEMENT DATED MARCH 15, 2024
TO

PROSPECTUS AND UPDATING SUMMARY PROSPECTUS DATED MAY 1, 2023
FOR DELAWARE LIFE MASTERS PRIME VARIABLE ANNUITYSM, MASTERS CHOICE, MASTERS FLEX, MASTERS EXTRA, MASTERS CHOICE II AND
MASTERS FLEX II

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
VARIABLE ACCOUNT F

Appendix A to the Prospectus is updated as follows:

BlackRock International Limited is added as a Subadviser to the BlackRock Global Allocation V.I. Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE